Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Net income (loss)	$ 150.0	$ (47.5)
Adjustments for:
Depreciation and amortization	310.5	319.5
Impairment of non-financial assets	41.8	171.7
Share of after-tax profit of equity accounted investees	(48.5)	(2.7)
Deferred income taxes	(32.4)	(33.3)
Investment tax credits	(27.5)	(36.9)
Share-based payments expense	6.4	9.6
Defined benefit pension plans	13.7	12.0
Other non-current liabilities	(65.9)	(19.9)
Derivative financial assets and liabilities – net	11.3	(26.7)
Other	36.3	70.3
Changes in non-cash working capital	22.5	(49.5)
Net cash provided by operating activities	418.2	366.6
Investing activities
Business combinations, net of cash acquired	(1,883.7)	(186.5)
Acquisition of investment in equity accounted investees	(4.3)	(18.7)
Additions to property, plant and equipment	(272.2)	(107.6)
Proceeds from disposal of property, plant and equipment	8.4	4.5
Additions to intangible assets	(90.6)	(56.0)
Net (payments to) proceeds from equity accounted investees	(19.4)	0.7
Dividends received from equity accounted investees	27.1	12.1
Other	(2.4)	8.1
Net cash used in investing activities	(2,237.1)	(343.4)
Financing activities
Net proceeds from (repayment of) borrowing under revolving credit facilities	344.6
Net proceeds from (repayment of) borrowing under revolving credit facilities		(705.6)
Proceeds from long-term debt	429.1	151.1
Repayment of long-term debt	(132.1)	(86.1)
Repayment of lease liabilities	(89.5)	(200.8)
Net proceeds from the issuance of common shares	696.1	820.8
Changes in restricted cash	9.4	0.0
Other	(2.0)	(0.7)
Net cash provided by (used in) financing activities	1,255.6	(21.3)
Effect of foreign currency exchange differences on cash and cash equivalents	(16.7)	(22.3)
Net decrease in cash and cash equivalents	(580.0)	(20.4)
Cash and cash equivalents, beginning of year	926.1	946.5
Cash and cash equivalents, end of year	$ 346.1	$ 926.1